Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group, Inc., 4.20%, 03/02/29	$2,735	$2,686,824
Aerospace & Defense — 1.5%
Boeing Co.(The)
3.20%, 03/01/29	8,226	7,908,002
6.30%, 05/01/29	11,328	11,733,571
Honeywell Aerospace, Inc., 4.00%, 03/16/29(a)	11,458	11,246,154
Howmet Aerospace, Inc.
3.00%, 01/15/29	5,943	5,708,311
3.90%, 04/15/29	304	297,482
L3Harris Technologies, Inc.
2.90%, 12/15/29	2,377	2,234,976
5.05%, 06/01/29(b)	5,700	5,740,224
Lockheed Martin Corp., 4.50%, 02/15/29(b)	5,542	5,525,083
Northrop Grumman Corp., 4.60%, 02/01/29(b)	4,523	4,516,443
RTX Corp.
5.75%, 01/15/29	3,506	3,593,657
7.50%, 09/15/29	3,686	3,974,696
		62,478,599
Agriculture — 1.6%
Altria Group, Inc., 4.80%, 02/14/29(b)	15,141	15,147,781
BAT Capital Corp., 3.46%, 09/06/29(b)	4,151	3,989,934
BAT International Finance PLC, 5.93%, 02/02/29	7,203	7,394,768
Bunge Ltd. Finance Corp., 4.20%, 09/17/29	6,330	6,219,439
Philip Morris International, Inc.
3.38%, 08/15/29	5,341	5,135,954
4.13%, 04/27/29	3,641	3,589,779
4.63%, 11/01/29	5,565	5,543,115
4.88%, 02/13/29(b)	7,498	7,530,863
5.63%, 11/17/29	10,189	10,436,122
		64,987,755
Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29(b)	1,857	1,811,527
Series 2017-2, Class AA, 3.35%, 04/15/31(b)	1,362	1,305,796
Delta Air Lines, Inc., 3.75%, 10/28/29(b)	4,014	3,858,135
		6,975,458
Auto Manufacturers — 4.9%
American Honda Finance Corp.
2.25%, 01/12/29(b)	5,366	5,051,245
4.15%, 01/08/29	4,465	4,394,705
4.40%, 09/05/29	5,893	5,809,549
4.90%, 03/13/29(b)	5,906	5,914,489
Series A, 4.80%, 07/06/29	2,335	2,327,138
Cummins, Inc., 4.90%, 02/20/29(b)	3,886	3,913,489
Ford Motor Credit Co. LLC
2.90%, 02/10/29	6,088	5,720,066
4.97%, 04/06/29	5,001	4,940,319
5.11%, 05/03/29(b)	12,820	12,690,559
5.30%, 09/06/29	7,693	7,641,728
5.80%, 03/08/29	12,263	12,341,609
5.88%, 11/07/29	10,698	10,783,231
General Motors Co., 5.40%, 10/15/29(b)	7,798	7,901,344
General Motors Financial Co., Inc.
4.30%, 04/06/29(b)	8,798	8,657,726
4.75%, 04/06/29	5,177	5,155,666
4.90%, 10/06/29	8,578	8,570,671
5.55%, 07/15/29(b)	10,536	10,708,277
5.65%, 01/17/29(b)	3,281	3,332,282
Security	Par (000)	Value
Auto Manufacturers (continued)
5.80%, 01/07/29(b)	$11,510	$11,743,247
PACCAR Financial Corp.
3.90%, 02/05/29(b)	2,706	2,664,591
4.00%, 09/26/29	3,078	3,029,523
4.60%, 01/31/29	4,519	4,527,644
Series R, 4.30%, 06/18/29	1,792	1,778,934
Toyota Motor Corp., 2.76%, 07/02/29(b)	4,366	4,154,223
Toyota Motor Credit Corp.
3.65%, 01/08/29(b)	3,691	3,613,349
4.45%, 06/29/29	7,158	7,114,010
4.55%, 08/09/29(b)	7,875	7,841,343
4.65%, 01/05/29	5,750	5,758,279
5.05%, 05/16/29	8,025	8,103,339
Series B, 4.05%, 03/13/29(b)	7,631	7,521,609
Series B, 4.50%, 07/09/29(b)	4,282	4,258,715
		197,962,899
Auto Parts & Equipment — 0.3%
BorgWarner, Inc., 4.95%, 08/15/29	4,675	4,687,206
Lear Corp., 4.25%, 05/15/29(b)	3,260	3,198,102
Magna International, Inc., 5.05%, 03/14/29(b)	3,619	3,640,750
		11,526,058
Banks — 7.1%
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/29	756	742,973
5.38%, 03/13/29	9,035	9,156,985
Banco Santander SA
3.31%, 06/27/29	9,186	8,818,437
4.60%, 04/15/29	5,001	4,959,122
Bank of New York Mellon (The)
3.30%, 08/23/29	6,796	6,510,350
3.85%, 04/26/29(b)	2,769	2,716,994
Series J, 1.90%, 01/25/29(b)	3,271	3,065,990
Bank of Nova Scotia (The), 5.45%, 08/01/29(b)	5,912	6,034,424
Canadian Imperial Bank of Commerce/New York, 5.26%, 04/08/29	9,778	9,887,799
Citibank N.A., 4.84%, 08/06/29	12,006	12,047,080
Commonwealth Bank of Australia/New York, Series C, 4.36%, 03/27/29	1,217	1,209,824
Cooperatieve Rabobank UA/New York
4.32%, 04/01/29(b)	1,504	1,495,266
4.49%, 10/17/29	4,769	4,747,308
4.80%, 01/09/29	4,359	4,384,231
Deutsche Bank AG/New York, 5.41%, 05/10/29	9,048	9,200,715
Fifth Third Bancorp, 4.00%, 02/01/29(a)	4,213	4,121,086
ING Groep NV, 4.05%, 04/09/29(b)	8,687	8,521,408
Keybank National Association, 3.90%, 04/13/29	2,989	2,903,155
KeyCorp, 2.55%, 10/01/29	6,284	5,853,127
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/29	13,361	12,751,317
3.74%, 03/07/29(b)	10,881	10,628,416
National Australia Bank Ltd./New York
4.43%, 06/04/29	2,000	1,990,378
4.79%, 01/10/29	6,981	7,023,653
National Bank of Canada, 4.50%, 10/10/29	8,061	7,977,381
Northern Trust Corp., 3.15%, 05/03/29	4,023	3,872,211
PNC Bank N.A., 2.70%, 10/22/29	6,936	6,471,471
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/29(b)	12,240	11,854,065
Royal Bank of Canada, 4.95%, 02/01/29(b)	7,888	7,949,100

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
State Street Bank & Trust Co.
4.70%, 07/23/29(b)	$3,300	$3,311,541
4.78%, 11/23/29	6,505	6,527,610
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/29(b)	3,394	3,215,328
2.72%, 09/27/29	3,696	3,460,086
3.04%, 07/16/29	20,739	19,704,404
4.11%, 01/15/29	922	907,259
5.32%, 07/09/29(b)	5,715	5,782,317
Toronto-Dominion Bank (The)
4.36%, 04/23/29	4,091	4,047,593
4.99%, 04/05/29	8,556	8,609,970
Series F, 4.85%, 07/27/29	5,695	5,699,110
Truist Financial Corp., 3.88%, 03/19/29(b)	6,268	6,118,629
U.S. Bancorp, 3.00%, 07/30/29	8,029	7,633,343
Webster Financial Corp., 4.10%, 03/25/29	1,722	1,677,954
Wells Fargo & Co.
4.15%, 01/24/29	19,923	19,670,472
Series B, 7.95%, 11/15/29	3,253	3,535,502
Westpac Banking Corp., 5.05%, 04/16/29	5,267	5,329,055
Wintrust Financial Corp., 4.85%, 06/06/29(b)	2,172	2,157,805
Zions Bancorp N.A., 3.25%, 10/29/29	3,969	3,726,893
		288,009,137
Beverages — 2.4%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29(b)	22,735	22,789,389
Coca-Cola Co. (The), 2.13%, 09/06/29	8,126	7,579,292
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	6,377	6,461,970
Constellation Brands, Inc.
3.15%, 08/01/29	6,334	6,031,481
4.80%, 01/15/29	3,071	3,071,467
Diageo Capital PLC, 2.38%, 10/24/29	7,862	7,306,135
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29(b)	7,590	7,410,680
5.05%, 03/15/29	6,248	6,269,007
Maple Parent Holdings Corp., 4.75%, 03/26/29(a)	2,156	2,146,946
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 02/16/29	3,901	3,900,658
PepsiCo, Inc.
2.63%, 07/29/29(b)	7,434	7,044,288
4.10%, 01/15/29	6,247	6,191,111
4.50%, 07/17/29	6,266	6,263,114
7.00%, 03/01/29(b)	3,715	3,941,951
		96,407,489
Biotechnology — 0.9%
Amgen, Inc.
3.00%, 02/22/29	6,385	6,126,045
4.05%, 08/18/29	10,308	10,109,986
Gilead Sciences, Inc.
4.40%, 05/20/29	8,508	8,448,734
4.80%, 11/15/29	6,195	6,216,733
Royalty Pharma PLC, 5.15%, 09/02/29	4,097	4,133,194
		35,034,692
Building Materials — 0.8%
CRH SMW Finance DAC, 5.20%, 05/21/29	6,012	6,064,977
Fortune Brands Innovations, Inc., 3.25%, 09/15/29(b)	5,334	5,077,356
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	5,815	5,916,171
Owens Corning, 3.95%, 08/15/29(b)	3,962	3,862,774
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd., 3.80%, 03/21/29	$6,296	$6,156,258
Vulcan Materials Co., 4.95%, 12/01/29	4,096	4,113,506
		31,191,042
Chemicals — 1.3%
Air Products and Chemicals, Inc., 4.60%, 02/08/29	6,121	6,117,056
Cabot Corp., 4.00%, 07/01/29(b)	3,248	3,167,203
Dow Chemical Co. (The), 7.38%, 11/01/29	5,201	5,590,045
Eastman Chemical Co., 5.00%, 08/01/29	6,087	6,096,384
Ecolab, Inc., 4.60%, 06/15/29	8,532	8,508,287
Mosaic Co. (The), 4.35%, 01/15/29	3,057	3,021,435
Nutrien Ltd., 4.20%, 04/01/29	6,080	5,991,233
PPG Industries, Inc., 2.80%, 08/15/29(b)	2,930	2,765,440
Rohm and Haas Co., 7.85%, 07/15/29(b)	2,247	2,430,245
RPM International, Inc., 4.55%, 03/01/29	2,991	2,968,911
Sherwin-Williams Co. (The), 2.95%, 08/15/29	6,373	6,041,821
		52,698,060
Commercial Services — 1.8%
Equifax, Inc.
4.80%, 09/15/29	5,437	5,416,034
5.00%, 08/15/29	675	675,905
Global Payments, Inc.
3.20%, 08/15/29	10,048	9,480,009
5.30%, 08/15/29	4,503	4,508,602
Mobility Global, Inc., 5.05%, 06/15/29(a)	5,233	5,209,501
Moody's Corp., 4.25%, 02/01/29	3,582	3,545,321
PayPal Holdings, Inc., 2.85%, 10/01/29	12,070	11,373,877
RELX Capital, Inc., 4.00%, 03/18/29(b)	7,275	7,137,497
S&P Global, Inc.
2.50%, 12/01/29	3,502	3,257,551
2.95%, 03/01/29	9,210	8,819,156
4.25%, 05/01/29(b)	7,595	7,499,428
Verisk Analytics, Inc., 4.13%, 03/15/29	4,803	4,725,385
		71,648,266
Computers — 3.1%
Accenture Capital, Inc.
4.05%, 10/04/29	9,847	9,648,313
4.75%, 07/10/29(b)	7,108	7,105,036
Apple, Inc.
2.20%, 09/11/29(b)	13,299	12,445,740
3.25%, 08/08/29(b)	8,213	7,931,294
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1,000	949,861
Dell International LLC/EMC Corp.
4.15%, 02/15/29	5,903	5,814,892
5.30%, 10/01/29	13,097	13,241,757
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	3,428	3,493,475
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	14,381	14,228,025
4.60%, 03/23/29(b)	3,750	3,727,592
HP, Inc., 4.00%, 04/15/29(b)	8,352	8,166,483
IBM International Capital Pte. Ltd., 4.60%, 02/05/29	3,481	3,462,023
International Business Machines Corp.
3.50%, 05/15/29(b)	25,767	24,905,100
4.00%, 02/03/29(b)	4,079	4,009,087
Leidos, Inc., 4.10%, 03/15/29	4,975	4,876,416
		124,005,094

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies, Inc. (The), 2.38%, 12/01/29	$4,010	$3,704,055
Haleon U.S. Capital LLC, 3.38%, 03/24/29	8,005	7,742,098
Procter & Gamble Co.(The)
4.15%, 10/24/29(b)	3,341	3,325,522
4.35%, 01/29/29(b)	4,285	4,283,633
Unilever Capital Corp., 2.13%, 09/06/29	6,303	5,863,742
		24,919,050
Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 02/28/29	7,178	7,047,002
4.63%, 09/10/29	10,284	10,187,586
5.10%, 01/19/29	6,307	6,332,289
American Express Co., 4.05%, 05/03/29(b)	8,258	8,150,955
BGC Group, Inc., 6.60%, 06/10/29(b)	4,496	4,617,506
Brookfield Finance, Inc., 4.85%, 03/29/29	8,670	8,658,731
Charles Schwab Corp.(The)
2.75%, 10/01/29	4,082	3,842,614
3.25%, 05/22/29(b)	4,853	4,679,482
4.00%, 02/01/29(b)	5,398	5,326,459
Enact Holdings, Inc., 6.25%, 05/28/29	6,236	6,392,141
Intercontinental Exchange, Inc., 4.35%, 06/15/29	10,103	9,998,920
Lazard Group LLC, 4.38%, 03/11/29	4,695	4,626,419
Marex Group PLC, 6.40%, 11/04/29	4,921	5,025,051
Mastercard, Inc.
2.95%, 06/01/29	7,869	7,532,383
4.43%, 06/08/29	7,880	7,836,741
Nomura Holdings, Inc.
2.71%, 01/22/29	4,149	3,932,801
5.00%, 06/29/29	6,203	6,198,425
5.61%, 07/06/29	4,904	4,979,859
ORIX Corp., 4.65%, 09/10/29(b)	4,623	4,599,601
Radian Group, Inc., 6.20%, 05/15/29(b)	4,979	5,124,623
Sumisho Air Lease Corp.
3.25%, 10/01/29(b)	4,232	4,008,312
4.50%, 03/24/29(a)	7,252	7,166,149
5.10%, 03/01/29	4,171	4,178,705
Synchrony Financial, 5.15%, 03/19/29	5,847	5,832,078
Visa, Inc., 3.80%, 02/12/29	4,034	3,972,336
Western Union Co. (The), 4.75%, 06/15/29	4,341	4,295,339
		154,542,507
Electric — 7.8%
AEP Texas, Inc., 5.45%, 05/15/29	4,117	4,183,067
Ameren Corp., 5.00%, 01/15/29	5,048	5,071,323
American Electric Power Co., Inc., 5.20%, 01/15/29	8,065	8,149,732
Arizona Public Service Co., 2.60%, 08/15/29(b)	3,208	3,008,185
Avangrid, Inc., 3.80%, 06/01/29	5,948	5,777,578
Black Hills Corp., 3.05%, 10/15/29	3,158	2,980,250
CenterPoint Energy, Inc., 5.40%, 06/01/29	5,127	5,206,897
Connecticut Light and Power Co. (The), 4.65%, 01/01/29	2,118	2,114,931
Constellation Energy Generation LLC
4.55%, 06/01/29	6,704	6,651,311
4.63%, 02/01/29	693	687,362
Consumers Energy Co.
4.60%, 05/30/29	4,709	4,702,565
4.90%, 02/15/29(b)	3,741	3,762,823
Security	Par (000)	Value
Electric (continued)
DTE Energy Co.
5.10%, 03/01/29(b)	$9,527	$9,600,505
Series C, 3.40%, 06/15/29	3,680	3,538,932
Duke Energy Carolinas LLC, 2.45%, 08/15/29(b)	3,236	3,031,727
Duke Energy Corp.
3.40%, 06/15/29	4,302	4,144,372
4.85%, 01/05/29(b)	5,026	5,039,435
Duke Energy Florida LLC, 2.50%, 12/01/29	5,854	5,449,902
Duke Energy Ohio, Inc., 3.65%, 02/01/29	2,870	2,802,914
Duke Energy Progress LLC, 3.45%, 03/15/29	5,075	4,925,313
Edison International
5.45%, 06/15/29(b)	4,151	4,181,191
6.95%, 11/15/29(b)	4,608	4,793,789
Emera U.S. Finance LLC, 4.50%, 04/01/29	3,072	3,038,011
Entergy Texas, Inc., 4.00%, 03/30/29	2,608	2,563,446
Evergy, Inc.
2.90%, 09/15/29	6,014	5,667,234
4.25%, 03/15/29	2,917	2,874,821
Eversource Energy
5.95%, 02/01/29(b)	6,841	7,014,572
Series O, 4.25%, 04/01/29	3,835	3,786,225
Exelon Corp., 5.15%, 03/15/29	4,820	4,859,487
Florida Power & Light Co., 5.15%, 06/15/29	5,429	5,503,518
Georgia Power Co.
4.60%, 06/15/29	4,382	4,375,326
Series B, 2.65%, 09/15/29	5,185	4,875,088
Interstate Power and Light Co., 3.60%, 04/01/29	2,738	2,657,046
Jersey Central Power & Light Co., 4.15%, 01/15/29	2,639	2,604,801
MidAmerican Energy Co., 3.65%, 04/15/29	6,341	6,179,354
Monongahela Power Co., 4.45%, 08/15/29(a)	2,723	2,694,844
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29(b)	3,400	3,313,960
4.40%, 05/11/29	2,420	2,398,836
4.85%, 02/07/29	3,700	3,710,075
5.15%, 06/15/29(b)	3,642	3,680,600
Series D, 4.05%, 02/09/29	5,230	5,147,506
Nevada Power Co., Series CC, 3.70%, 05/01/29(b)	4,281	4,168,504
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/29(b)	7,775	7,308,287
3.50%, 04/01/29	3,932	3,807,643
4.90%, 03/15/29	7,358	7,391,144
NSTAR Electric Co., 3.25%, 05/15/29	3,273	3,150,316
OGE Energy Corp., 5.45%, 05/15/29(b)	2,767	2,808,550
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	5,102	5,081,879
5.75%, 03/15/29(b)	2,400	2,455,648
Pacific Gas and Electric Co.
4.20%, 03/01/29(b)	3,148	3,092,910
5.55%, 05/15/29	7,116	7,221,497
6.10%, 01/15/29(b)	10,241	10,509,668
PacifiCorp
3.50%, 06/15/29(b)	2,841	2,733,505
4.25%, 03/15/29	2,433	2,394,291
4.65%, 04/15/29(b)	4,091	4,077,074
5.10%, 02/15/29(b)	4,068	4,091,145
Pinnacle West Capital Corp., 4.65%, 06/01/29	1,879	1,870,659
Public Service Co. of Colorado, 4.15%, 03/13/29	3,629	3,580,028
Public Service Electric and Gas Co., 3.20%, 05/15/29(b)	2,471	2,381,987

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Enterprise Group, Inc., 5.20%, 04/01/29	$5,656	$5,705,074
Sempra, 3.70%, 04/01/29	3,858	3,751,591
Southern California Edison Co.
2.85%, 08/01/29(b)	4,267	4,018,992
5.15%, 06/01/29	7,886	7,926,263
6.65%, 04/01/29(b)	3,025	3,133,052
Series A, 4.20%, 03/01/29(b)	4,255	4,178,589
Southern Co. (The), 5.50%, 03/15/29	8,021	8,162,656
Tampa Electric Co., 4.90%, 03/01/29	3,804	3,815,281
Union Electric Co., 3.50%, 03/15/29	3,951	3,836,927
Virginia Electric and Power Co., Series A, 2.88%, 07/15/29	4,693	4,461,632
Wisconsin Electric Power Co.
3.95%, 03/01/29(b)	1,990	1,957,237
5.00%, 05/15/29	2,859	2,883,826
Wisconsin Power and Light Co., 3.00%, 07/01/29	2,748	2,623,802
Wisconsin Public Service Corp., 4.55%, 12/01/29(b)	2,321	2,308,456
Xcel Energy, Inc., 2.60%, 12/01/29(b)	4,055	3,774,465
		317,411,432
Electronics — 1.1%
Allegion PLC, 3.50%, 10/01/29	3,458	3,313,364
Amphenol Corp.
4.35%, 06/01/29(b)	3,917	3,885,543
5.05%, 04/05/29	3,943	3,982,263
Arrow Electronics, Inc., 5.15%, 08/21/29	4,605	4,619,735
Flex Ltd., 4.88%, 06/15/29	5,677	5,656,592
Honeywell International, Inc., 2.70%, 08/15/29(b)	6,464	6,097,448
Jabil, Inc.
4.20%, 02/01/29	3,686	3,618,471
5.45%, 02/01/29	2,790	2,817,733
Keysight Technologies, Inc., 3.00%, 10/30/29	4,402	4,155,514
TD SYNNEX Corp., 4.30%, 01/17/29(b)	4,634	4,555,689
		42,702,352
Engineering & Construction — 0.1%
MasTec, Inc., 5.90%, 06/15/29(b)	3,341	3,413,428
Environmental Control — 0.6%
Republic Services, Inc.
4.88%, 04/01/29	5,938	5,963,284
5.00%, 11/15/29	3,129	3,156,013
Waste Connections, Inc., 3.50%, 05/01/29	3,914	3,795,552
Waste Management, Inc.
2.00%, 06/01/29(b)	3,601	3,355,733
3.88%, 01/15/29	3,811	3,743,089
4.88%, 02/15/29	5,745	5,776,045
		25,789,716
Food — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,038	4,246,285
Campbell's Co. (The), 5.20%, 03/21/29(b)	4,727	4,750,653
Hershey Co. (The), 2.45%, 11/15/29(b)	1,917	1,785,747
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, 02/02/29(b)	4,838	4,628,679
Kraft Heinz Foods Co., 4.63%, 01/30/29(b)	3,014	3,010,358
Kroger Co. (The), 4.50%, 01/15/29(b)	5,017	4,991,221
McCormick & Co., Inc./MD, 4.15%, 02/15/29	2,883	2,838,614
Mondelez International, Inc., 4.75%, 02/20/29	4,408	4,413,909
Sysco Corp., 5.75%, 01/17/29	4,160	4,247,108
Security	Par (000)	Value
Food (continued)
Tyson Foods, Inc.
4.35%, 03/01/29	$7,927	$7,839,691
5.40%, 03/15/29	4,648	4,716,938
		47,469,203
Forest Products & Paper — 0.4%
Georgia-Pacific LLC, 7.75%, 11/15/29	4,258	4,629,878
Suzano Austria GmbH, 6.00%, 01/15/29	11,904	12,069,806
		16,699,684
Gas — 0.7%
Atmos Energy Corp., 2.63%, 09/15/29(b)	3,627	3,420,964
National Fuel Gas Co., 4.75%, 05/15/29	4,096	4,067,225
NiSource, Inc.
2.95%, 09/01/29	5,636	5,337,282
5.20%, 07/01/29	4,994	5,052,136
ONE Gas, Inc., 5.10%, 04/01/29(b)	4,344	4,385,988
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	4,379	4,233,210
		26,496,805
Health Care - Products — 1.8%
Abbott Laboratories, 3.70%, 03/09/29	17,331	16,935,452
Agilent Technologies, Inc., 2.75%, 09/15/29(b)	4,424	4,158,873
Augusta SpinCo Corp., 4.40%, 03/23/29	4,563	4,514,724
Baxter International, Inc., 4.45%, 02/15/29	3,002	2,955,741
DH Europe Finance II SARL, 2.60%, 11/15/29(b)	6,121	5,719,735
GE HealthCare Technologies, Inc., 4.80%, 08/14/29	7,666	7,668,523
Revvity, Inc., 3.30%, 09/15/29	6,058	5,765,723
Solventum Corp., 5.40%, 03/01/29	6,001	6,073,851
Stryker Corp., 4.25%, 09/11/29(b)	6,657	6,568,704
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29	7,004	6,575,467
5.00%, 01/31/29(b)	7,963	8,035,296
		74,972,089
Health Care - Services — 3.3%
Ascension Health, Series B, 2.53%, 11/15/29	6,664	6,224,093
Cigna Group (The), 5.00%, 05/15/29(b)	7,666	7,719,849
CommonSpirit Health, 3.35%, 10/01/29(b)	4,987	4,757,649
Elevance Health, Inc.
2.88%, 09/15/29	6,864	6,479,025
5.15%, 06/15/29	5,122	5,171,169
HCA, Inc.
3.38%, 03/15/29	3,969	3,828,066
4.13%, 06/15/29	16,315	16,006,541
5.88%, 02/01/29	8,465	8,628,507
Humana, Inc.
3.13%, 08/15/29(b)	4,249	4,037,873
3.70%, 03/23/29(b)	4,643	4,502,842
ICON Investments Six DAC, 5.85%, 05/08/29(b)	5,530	5,644,023
IQVIA, Inc., 6.25%, 02/01/29	9,897	10,170,069
Laboratory Corp. of America Holdings, 2.95%, 12/01/29	4,006	3,775,811
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29(b)	5,111	4,759,277
Quest Diagnostics, Inc.
4.20%, 06/30/29(b)	3,511	3,458,542
4.63%, 12/15/29	4,352	4,326,747
Rush System for Health Obligated Group, Series 2020, 3.92%, 11/15/29	2,679	2,603,829
UnitedHealth Group, Inc.
2.88%, 08/15/29(b)	8,295	7,874,891
4.00%, 05/15/29(b)	7,243	7,121,221

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 01/15/29(b)	$9,410	$9,329,490
4.70%, 04/15/29	3,616	3,622,320
Universal Health Services, Inc., 4.63%, 10/15/29	3,703	3,643,288
		133,685,122
Holding Companies - Diversified — 3.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29	7,926	8,104,178
Ares Capital Corp.
5.88%, 03/01/29	7,895	7,932,727
5.95%, 07/15/29	6,837	6,887,796
Ares Strategic Income Fund
4.85%, 01/15/29	4,836	4,739,834
6.35%, 08/15/29(b)	5,741	5,779,999
Barings BDC, Inc., 7.00%, 02/15/29(b)	2,658	2,709,113
Barings Private Credit Corp., 5.75%, 02/06/29(b)	689	684,162
Blackstone Private Credit Fund
4.00%, 01/15/29	5,012	4,801,448
5.60%, 11/22/29(b)	4,216	4,144,684
5.95%, 07/16/29(b)	6,496	6,490,394
Blackstone Secured Lending Fund, 5.25%, 09/04/29	2,930	2,882,509
Blue Owl Capital Corp., 5.95%, 03/15/29(b)	7,823	7,801,786
Blue Owl Credit Income Corp.
6.60%, 09/15/29	7,228	7,251,301
7.75%, 01/15/29(b)	4,314	4,440,163
Blue Owl Technology Finance Corp.
6.50%, 10/15/29(b)	2,562	2,530,528
6.75%, 04/04/29(b)	5,617	5,615,440
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	2,924	2,984,671
Goldman Sachs BDC, Inc., 5.10%, 01/28/29	3,447	3,361,449
Goldman Sachs Private Credit Corp., 5.38%, 01/31/29	5,179	5,133,666
Golub Capital BDC, Inc., 6.00%, 07/15/29(b)	6,092	6,097,304
Golub Capital Private Credit Fund, 5.80%, 09/12/29	4,201	4,148,714
Main Street Capital Corp., 6.95%, 03/01/29(b)	3,832	3,937,014
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(b)	3,038	3,055,806
MSD Investment Corp., 6.38%, 06/12/29(a)	1,334	1,331,648
New Mountain Finance Corp., 6.88%, 02/01/29(b)	2,400	2,398,156
Oaktree Specialty Lending Corp., 7.10%, 02/15/29(b)	2,458	2,493,779
Oaktree Strategic Credit Fund, 6.50%, 07/23/29(b)	3,386	3,408,872
Sixth Street Lending Partners, 6.50%, 03/11/29	6,049	6,142,696
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/29(b)	3,028	3,051,028
		130,340,865
Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29(b)	3,373	3,254,154
Home Furnishings — 0.1%
Leggett & Platt, Inc., 4.40%, 03/15/29(b)	5,077	4,937,840
Household Products & Wares — 0.2%
Clorox Co. (The), 4.40%, 05/01/29(b)	4,323	4,274,115
Kimberly-Clark Corp., 3.20%, 04/25/29(b)	5,824	5,607,215
		9,881,330
Insurance — 3.3%
Allstate Corp. (The), 5.05%, 06/24/29	4,493	4,529,508
American National Group, Inc., 5.75%, 10/01/29	4,270	4,323,688
Aon Corp., 3.75%, 05/02/29	6,396	6,220,126
Aon North America, Inc., 5.15%, 03/01/29	8,291	8,360,512
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co., 4.85%, 12/15/29	$5,503	$5,504,915
Axis Specialty Finance LLC, 3.90%, 07/15/29	3,028	2,942,575
Brown & Brown, Inc., 4.50%, 03/15/29(b)	3,691	3,642,145
Chubb INA Holdings LLC, 4.65%, 08/15/29(b)	5,684	5,672,782
CNA Financial Corp., 3.90%, 05/01/29	4,485	4,367,518
CNO Financial Group, Inc., 5.25%, 05/30/29	4,458	4,463,021
Corebridge Financial, Inc., 3.85%, 04/05/29	8,746	8,515,473
Enstar Group Ltd., 4.95%, 06/01/29(b)	4,005	3,979,112
Essent Group Ltd., 6.25%, 07/01/29	3,725	3,831,248
F&G Annuities & Life, Inc., 6.50%, 06/04/29(b)	4,698	4,790,191
Hartford Insurance Group, Inc., 2.80%, 08/19/29	5,419	5,109,010
Markel Group, Inc., 3.35%, 09/17/29	2,733	2,610,213
Marsh & McLennan Companies, Inc., 4.38%, 03/15/29(b)	11,638	11,542,146
NMI Holdings, Inc., 6.00%, 08/15/29	3,921	3,980,722
PartnerRe Finance B LLC, 3.70%, 07/02/29(b)	4,446	4,296,769
Principal Financial Group, Inc., 3.70%, 05/15/29	5,345	5,191,355
Progressive Corp.(The)
4.00%, 03/01/29	4,385	4,319,631
6.63%, 03/01/29(b)	2,815	2,948,550
Reinsurance Group of America, Inc., 3.90%, 05/15/29(b)	5,523	5,377,978
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	3,929	3,801,202
SiriusPoint Ltd., 7.00%, 04/05/29	3,800	3,941,630
Unum Group, 4.00%, 06/15/29	3,664	3,576,679
Willis North America, Inc., 2.95%, 09/15/29	5,407	5,099,377
		132,938,076
Internet — 2.8%
Airbnb, Inc., 4.40%, 03/16/29	6,132	6,075,872
Alphabet, Inc., 3.70%, 02/15/29	16,399	16,059,966
Amazon.com, Inc.
3.45%, 04/13/29	11,291	10,941,861
4.00%, 03/13/29	23,907	23,510,027
4.60%, 07/09/29	19,951	19,883,190
4.65%, 12/01/29	11,776	11,766,015
AppLovin Corp., 5.13%, 12/01/29	7,480	7,492,980
eBay, Inc., 4.25%, 03/06/29	4,461	4,399,821
Meta Platforms, Inc., 4.30%, 08/15/29	7,699	7,626,662
Netflix, Inc., 6.38%, 05/15/29	6,605	6,895,480
		114,651,874
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29(b)	4,338	4,272,181
Leisure Time — 0.2%
Brunswick Corp./DE, 5.85%, 03/18/29(b)	3,667	3,736,552
Polaris, Inc., 6.95%, 03/15/29(b)	3,920	4,083,984
		7,820,536
Lodging — 0.8%
Choice Hotels International, Inc., 3.70%, 12/01/29	3,322	3,184,501
Hyatt Hotels Corp., 5.25%, 06/30/29	5,104	5,142,538
Las Vegas Sands Corp.
3.90%, 08/08/29	6,584	6,342,319
6.00%, 08/15/29	4,186	4,270,315
Marriott International, Inc./MD
4.88%, 05/15/29	3,720	3,729,969
4.90%, 04/15/29	6,069	6,087,378
Sands China Ltd., 2.85%, 03/08/29(b)	4,499	4,243,036
		33,000,056

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 2.6%
Caterpillar Financial Services Corp.
3.75%, 02/23/29	$5,217	$5,111,653
4.38%, 08/16/29(b)	5,318	5,279,895
4.70%, 11/15/29	7,251	7,270,598
4.85%, 02/27/29	4,190	4,225,102
Series L, 4.30%, 05/15/29	6,359	6,310,935
Caterpillar, Inc., 2.60%, 09/19/29	3,373	3,179,071
CNH Industrial Capital LLC
5.10%, 04/20/29	4,823	4,845,776
5.50%, 01/12/29	4,380	4,438,987
Deere & Co., 5.38%, 10/16/29	3,747	3,839,921
Dover Corp., 2.95%, 11/04/29(b)	2,976	2,807,679
IDEX Corp., 4.95%, 09/01/29	4,187	4,193,779
Ingersoll Rand, Inc., 5.18%, 06/15/29	4,992	5,057,419
John Deere Capital Corp.
2.80%, 07/18/29(b)	4,478	4,259,790
3.35%, 04/18/29	3,904	3,782,641
3.45%, 03/07/29	4,918	4,787,252
4.50%, 01/16/29	7,787	7,775,733
4.85%, 06/11/29	5,990	6,034,537
4.85%, 10/11/29(b)	3,696	3,732,642
Series I, 3.90%, 03/09/29(b)	4,020	3,953,568
Series I, 4.13%, 01/18/29	3,270	3,241,369
Series J, 4.40%, 06/15/29	2,325	2,313,456
Nordson Corp., 4.50%, 12/15/29	4,030	3,979,822
Otis Worldwide Corp., 4.49%, 05/07/29(b)	3,087	3,067,017
Rockwell Automation, Inc., 3.50%, 03/01/29(b)	3,442	3,350,920
		106,839,562
Manufacturing — 1.1%
3M Co.
2.38%, 08/26/29	7,370	6,885,242
3.38%, 03/01/29	6,401	6,196,138
Eaton Corp., 3.95%, 03/06/29	11,862	11,651,808
Parker-Hannifin Corp.
3.25%, 06/14/29	7,569	7,271,357
4.50%, 09/15/29	7,786	7,732,445
Pentair Finance SARL, 4.50%, 07/01/29(b)	3,362	3,321,350
Textron, Inc., 3.90%, 09/17/29(b)	2,945	2,857,430
		45,915,770
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	10,121	9,386,802
5.05%, 03/30/29	10,315	10,202,835
6.10%, 06/01/29	11,141	11,303,074
Fox Corp., 4.71%, 01/25/29	15,098	15,028,598
Walt Disney Co.(The)
2.00%, 09/01/29(b)	15,945	14,760,528
3.75%, 03/14/29(b)	8,665	8,491,902
		69,173,739
Mining — 0.1%
Freeport-McMoRan, Inc., 5.25%, 09/01/29	3,880	3,894,852
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29	6,127	5,837,004
Oil & Gas — 2.5%
BP Capital Markets America, Inc.
4.70%, 04/10/29	10,281	10,293,066
4.87%, 11/25/29	5,503	5,523,869
4.97%, 10/17/29	6,023	6,064,407
Security	Par (000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd., 5.00%, 12/15/29	$6,185	$6,216,896
Chevron USA, Inc., 3.25%, 10/15/29(b)	4,021	3,862,313
ConocoPhillips Co., 6.95%, 04/15/29	5,552	5,869,374
Devon Energy Corp., 4.38%, 03/15/29(a)(b)	3,558	3,515,496
Diamondback Energy, Inc., 3.50%, 12/01/29	7,786	7,469,484
EQT Corp., 5.00%, 01/15/29(b)	2,470	2,475,042
Expand Energy Corp., 5.38%, 02/01/29(b)	5,852	5,849,875
Exxon Mobil Corp., 2.44%, 08/16/29(b)	9,670	9,101,624
Helmerich & Payne, Inc., 4.85%, 12/01/29(b)	2,437	2,424,020
Hess Corp., 7.88%, 10/01/29(b)	4,085	4,448,809
Patterson-UTI Energy, Inc., 5.15%, 11/15/29(b)	2,667	2,659,477
Phillips 66 Co., 3.15%, 12/15/29	3,437	3,260,739
Shell Finance U.S., Inc., 2.38%, 11/07/29	8,269	7,709,845
Shell International Finance BV, 2.38%, 11/07/29	1,951	1,819,441
TotalEnergies Capital International SA, 3.46%, 02/19/29	10,163	9,894,723
Valero Energy Corp., 4.00%, 04/01/29	3,765	3,693,742
		102,152,242
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29	4,059	3,859,154
4.05%, 03/11/29(b)	3,249	3,194,116
NOV, Inc., 3.60%, 12/01/29(b)	3,473	3,331,078
		10,384,348
Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc., 4.25%, 03/08/29	4,455	4,391,553
Amcor Group Finance PLC, 5.45%, 05/23/29	4,141	4,205,312
Packaging Corp. of America, 3.00%, 12/15/29	3,257	3,069,422
Sonoco Products Co., 4.60%, 09/01/29	4,851	4,798,042
WRKCo, Inc., 4.90%, 03/15/29	5,718	5,723,509
		22,187,838
Pharmaceuticals — 5.9%
AbbVie, Inc.
3.20%, 11/21/29	41,235	39,306,089
4.80%, 03/15/29	20,179	20,244,444
Astrazeneca Finance LLC, 4.85%, 02/26/29(b)	10,294	10,358,049
AstraZeneca PLC, 4.00%, 01/17/29	7,177	7,084,454
Becton Dickinson & Co., 4.87%, 02/08/29	4,886	4,897,156
Bristol-Myers Squibb Co.
3.40%, 07/26/29	13,459	13,020,934
4.90%, 02/22/29(b)	592	597,407
Cardinal Health, Inc.
5.00%, 11/15/29	6,211	6,236,581
5.13%, 02/15/29	4,720	4,756,531
Cencora, Inc.
3.95%, 02/13/29(b)	3,878	3,804,237
4.85%, 12/15/29(b)	4,762	4,766,236
CVS Health Corp.
3.25%, 08/15/29(b)	14,393	13,745,081
5.00%, 01/30/29(b)	7,580	7,622,160
5.40%, 06/01/29	7,304	7,417,974
Eli Lilly & Co.
3.38%, 03/15/29	7,208	7,005,051
4.15%, 05/20/29(b)	4,100	4,059,292
4.20%, 08/14/29	8,516	8,432,520
4.50%, 02/09/29	6,759	6,765,794
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	7,963	7,714,298

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
4.80%, 06/01/29(b)	$9,342	$9,447,839
6.95%, 09/01/29	2,186	2,346,982
McKesson Corp., 4.25%, 09/15/29	3,999	3,941,457
Merck & Co., Inc.
3.40%, 03/07/29	14,434	14,030,283
3.85%, 03/15/29(b)	4,349	4,275,662
Novartis Capital Corp.
3.80%, 09/18/29	8,141	7,950,519
4.10%, 03/16/29(b)	8,195	8,099,765
Pfizer, Inc., 3.45%, 03/15/29	12,901	12,566,565
		240,493,360
Pipelines — 4.0%
Boardwalk Pipelines LP, 4.80%, 05/03/29	4,141	4,134,611
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	8,855	8,539,445
Cheniere Energy Partners LP, 4.50%, 10/01/29	12,132	12,001,462
DCP Midstream Operating LP, 5.13%, 05/15/29(b)	5,162	5,192,041
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	3,548	3,341,364
Enbridge, Inc.
3.13%, 11/15/29(b)	6,963	6,605,734
5.30%, 04/05/29(b)	5,878	5,953,601
Energy Transfer LP
4.15%, 09/15/29	4,474	4,377,734
5.25%, 04/15/29	11,888	11,994,700
5.25%, 07/01/29(b)	8,139	8,231,641
Enterprise Products Operating LLC, 3.13%, 07/31/29(b)	9,916	9,498,364
Kinder Morgan, Inc.
5.00%, 02/01/29	10,031	10,086,622
5.10%, 08/01/29	3,831	3,866,078
MPLX LP, 4.80%, 02/15/29	5,672	5,666,782
ONEOK, Inc.
3.40%, 09/01/29(b)	5,364	5,142,697
4.35%, 03/15/29	5,163	5,100,729
4.40%, 10/15/29	4,512	4,448,346
5.38%, 06/01/29	3,534	3,576,286
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	7,183	6,888,704
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29	7,873	7,849,492
Targa Resources Corp.
4.35%, 01/15/29	5,656	5,595,334
6.15%, 03/01/29	7,567	7,793,201
Western Midstream Operating LP, 6.35%, 01/15/29	4,780	4,926,807
Williams Companies, Inc.(The)
4.80%, 11/15/29	3,495	3,492,192
4.90%, 03/15/29(b)	8,828	8,847,390
		163,151,357
Real Estate — 0.1%
CBRE Services, Inc., 5.50%, 04/01/29	4,204	4,269,585
Real Estate Investment Trusts — 5.8%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	2,473	2,296,512
4.50%, 07/30/29	3,286	3,237,072
American Homes 4 Rent LP, 4.90%, 02/15/29(b)	3,160	3,159,612
American Tower Corp.
3.80%, 08/15/29(b)	13,446	13,045,056
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.95%, 03/15/29	$4,673	$4,567,351
5.20%, 02/15/29(b)	5,020	5,061,903
AvalonBay Communities, Inc., 3.30%, 06/01/29(b)	3,629	3,494,487
Boston Properties LP, 3.40%, 06/21/29(b)	6,885	6,597,899
Brixmor Operating Partnership LP, 4.13%, 05/15/29	5,943	5,829,304
Camden Property Trust, 3.15%, 07/01/29(b)	5,701	5,460,438
COPT Defense Properties LP, 2.00%, 01/15/29(b)	3,965	3,701,260
Crown Castle, Inc.
3.10%, 11/15/29	4,731	4,456,299
4.30%, 02/15/29	5,107	5,027,144
4.90%, 09/01/29(b)	4,347	4,334,441
5.60%, 06/01/29(b)	6,228	6,332,899
CubeSmart LP, 4.38%, 02/15/29	2,797	2,766,259
Digital Realty Trust LP, 3.60%, 07/01/29	7,452	7,195,558
EPR Properties, 3.75%, 08/15/29	2,829	2,713,908
Equinix, Inc.
3.20%, 11/18/29	10,150	9,592,692
5.00%, 08/15/29	4,550	4,541,273
ERP Operating LP, 3.00%, 07/01/29	5,165	4,919,094
Essex Portfolio LP, 4.00%, 03/01/29	4,033	3,950,985
Extra Space Storage LP
3.90%, 04/01/29(b)	3,525	3,438,278
4.00%, 06/15/29	2,562	2,499,345
Federal Realty OP LP, 3.20%, 06/15/29(b)	2,742	2,625,871
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	6,321	6,327,726
Healthpeak OP LLC, 3.50%, 07/15/29(b)	5,580	5,372,682
Highwoods Realty LP, 4.20%, 04/15/29(b)	1,183	1,154,220
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29(b)	5,612	5,319,402
Kilroy Realty LP, 4.25%, 08/15/29	3,532	3,419,895
Mid-America Apartments LP, 3.95%, 03/15/29(b)	4,402	4,314,222
Omega Healthcare Investors, Inc., 3.63%, 10/01/29	4,447	4,246,347
Piedmont Operating Partnership LP, 6.88%, 07/15/29	2,446	2,546,023
Prologis LP
2.88%, 11/15/29(b)	2,815	2,652,163
4.38%, 02/01/29	3,024	3,002,789
Public Storage Operating Co.
3.39%, 05/01/29	3,713	3,592,720
5.13%, 01/15/29(b)	4,630	4,687,354
Realty Income Corp.
3.10%, 12/15/29	4,930	4,671,820
3.25%, 06/15/29	4,552	4,369,343
3.95%, 02/01/29	3,690	3,625,902
4.00%, 07/15/29(b)	3,749	3,674,335
4.75%, 02/15/29	3,445	3,444,658
Regency Centers LP, 2.95%, 09/15/29	3,845	3,636,158
Sabra Health Care LP, 3.90%, 10/15/29	2,817	2,717,078
SBA Communications Corp., 3.13%, 02/01/29	3,000	2,866,991
Simon Property Group LP, 2.45%, 09/13/29(b)	9,862	9,214,578
Store Capital LLC, 4.63%, 03/15/29	2,778	2,741,859
UDR, Inc., 4.40%, 01/26/29	2,716	2,690,590
Ventas Realty LP, 4.40%, 01/15/29	6,398	6,340,020
Welltower OP LLC
2.05%, 01/15/29	3,810	3,579,041
4.13%, 03/15/29	5,180	5,104,662
Weyerhaeuser Co., 4.00%, 11/15/29	5,834	5,671,508

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
WP Carey, Inc., 3.85%, 07/15/29	$3,137	$3,054,085
		234,883,111
Retail — 2.7%
AutoNation, Inc., 4.45%, 01/15/29	4,073	4,019,931
AutoZone, Inc.
3.75%, 04/18/29(b)	3,227	3,143,128
5.10%, 07/15/29(b)	5,017	5,068,621
Darden Restaurants, Inc., 4.55%, 10/15/29	3,759	3,716,238
Dick's Sporting Goods, Inc., 4.00%, 10/01/29(b)	3,124	3,029,529
Genuine Parts Co., 4.95%, 08/15/29	6,316	6,275,679
Home Depot, Inc.(The)
2.95%, 06/15/29(b)	14,098	13,497,490
4.75%, 06/25/29(b)	10,102	10,149,461
4.90%, 04/15/29(b)	5,505	5,550,412
Lowe's Companies, Inc.
3.65%, 04/05/29(b)	11,851	11,521,271
6.50%, 03/15/29(b)	2,590	2,704,716
McDonald's Corp.
2.63%, 09/01/29	7,987	7,528,432
5.00%, 05/17/29	4,085	4,122,509
O'Reilly Automotive, Inc., 3.90%, 06/01/29(b)	3,960	3,868,064
Starbucks Corp., 3.55%, 08/15/29(b)	8,231	7,968,927
Target Corp., 3.38%, 04/15/29(b)	7,052	6,845,685
Walmart, Inc.
2.38%, 09/24/29(b)	3,000	2,817,342
3.25%, 07/08/29(b)	5,087	4,943,378
4.00%, 04/30/29	2,341	2,314,481
		109,085,294
Semiconductors — 2.9%
Applied Materials, Inc., 4.80%, 06/15/29	5,022	5,049,142
Broadcom, Inc.
4.00%, 04/15/29	6,346	6,211,831
4.75%, 04/15/29	12,875	12,840,983
Intel Corp.
2.45%, 11/15/29	15,040	13,889,332
4.00%, 08/05/29(b)	6,500	6,338,318
KLA Corp., 4.10%, 03/15/29	5,862	5,772,993
Lam Research Corp., 4.00%, 03/15/29	7,533	7,406,810
Marvell Technology, Inc., 5.75%, 02/15/29	4,227	4,312,439
Microchip Technology, Inc., 5.05%, 03/15/29	7,767	7,791,695
NVIDIA Corp., 4.35%, 06/15/29(b)	22,999	22,780,790
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29	8,014	7,885,086
Qorvo, Inc., 4.38%, 10/15/29(b)	6,298	6,068,027
Texas Instruments, Inc.
2.25%, 09/04/29	6,166	5,742,359
4.60%, 02/08/29	4,725	4,729,706
TSMC Arizona Corp., 4.13%, 04/22/29	2,927	2,895,528
		119,715,039
Software — 3.9%
Adobe, Inc., 4.80%, 04/04/29(b)	5,552	5,583,460
Atlassian Corp., 5.25%, 05/15/29(b)	4,430	4,434,948
Broadridge Financial Solutions, Inc., 2.90%, 12/01/29	5,288	4,935,836
Cadence Design Systems, Inc., 4.30%, 09/10/29	8,064	7,948,799
Concentrix Corp., 6.50%, 03/01/29(b)	2,923	2,837,371
Fidelity National Information Services, Inc.
3.75%, 05/21/29(b)	4,117	3,986,653
4.55%, 03/10/29	13,247	13,126,942
Fiserv, Inc., 3.50%, 07/01/29	24,118	23,132,990
Security	Par (000)	Value
Software (continued)
Oracle Corp.
4.20%, 09/27/29	$11,662	$11,169,924
4.55%, 02/04/29	24,287	23,669,568
6.15%, 11/09/29	10,045	10,161,086
Roper Technologies, Inc.
2.95%, 09/15/29	5,333	5,043,837
4.50%, 10/15/29(b)	4,101	4,054,003
Salesforce, Inc., 4.65%, 03/15/29	29,554	29,430,697
Take-Two Interactive Software, Inc., 5.40%, 06/12/29	2,663	2,697,665
Workday, Inc., 3.70%, 04/01/29	6,158	5,976,666
		158,190,445
Telecommunications — 3.8%
America Movil SAB de CV, 3.63%, 04/22/29	7,893	7,621,915
AT&T, Inc., 4.35%, 03/01/29(b)	23,951	23,660,669
Cisco Systems, Inc., 4.85%, 02/26/29(b)	19,942	20,069,371
Juniper Networks, Inc., 3.75%, 08/15/29(b)	4,145	3,990,505
Motorola Solutions, Inc.
4.60%, 05/23/29(b)	6,476	6,436,139
5.00%, 04/15/29(b)	3,508	3,524,789
Rogers Communications, Inc., 5.00%, 02/15/29(b)	9,886	9,897,714
T-Mobile USA, Inc.
2.40%, 03/15/29	4,279	4,024,703
2.63%, 02/15/29	8,100	7,669,073
3.38%, 04/15/29	18,235	17,539,368
4.20%, 10/01/29(b)	5,791	5,681,786
4.85%, 01/15/29	8,133	8,141,408
Verizon Communications, Inc.
3.88%, 02/08/29	8,666	8,489,702
4.02%, 12/03/29	26,066	25,440,263
		152,187,405
Toys, Games & Hobbies — 0.2%
Hasbro, Inc., 3.90%, 11/19/29	7,160	6,931,937
Transportation — 1.7%
Canadian National Railway Co., 4.35%, 05/12/29	1,816	1,797,580
Canadian Pacific Railway Co.
2.88%, 11/15/29	3,585	3,382,288
4.00%, 03/15/29(b)	4,222	4,145,281
CSX Corp., 4.25%, 03/15/29(b)	6,856	6,795,075
FedEx Corp., 3.10%, 08/05/29(b)	8,087	7,691,861
Fedex Freight Holding Co., Inc., 4.30%, 03/15/29(a)	4,329	4,253,649
GXO Logistics, Inc., 6.25%, 05/06/29(b)	5,141	5,290,039
Norfolk Southern Corp., 2.55%, 11/01/29	3,580	3,345,273
Ryder System, Inc.
4.90%, 12/01/29	2,469	2,472,458
4.95%, 09/01/29	2,713	2,718,768
5.38%, 03/15/29	4,224	4,283,950
5.50%, 06/01/29	2,043	2,078,077
Union Pacific Corp.
3.70%, 03/01/29	6,152	6,015,896
6.63%, 02/01/29	3,231	3,388,934
United Parcel Service, Inc.
2.50%, 09/01/29	3,769	3,540,465
3.40%, 03/15/29	6,051	5,870,477
		67,070,071
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29	4,168	4,148,863

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Venture Capital — 0.0%
Hercules Capital, Inc., 5.35%, 02/10/29(b)	$1,724	$1,702,334
Water — 0.2%
American Water Capital Corp.
3.45%, 06/01/29(b)	3,895	3,764,306
4.63%, 06/01/29	3,265	3,254,056
Essential Utilities, Inc., 3.57%, 05/01/29	2,882	2,785,066
		9,803,428
Total Long-Term Investments — 98.4% (Cost: $4,002,498,329)		3,992,827,257
	Shares
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	187,583,032	187,639,307
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	14,160,000	$14,160,000
Total Short-Term Securities — 5.0% (Cost: $201,784,769)		201,799,307
Total Investments — 103.4% (Cost: $4,204,283,098)		4,194,626,564
Liabilities in Excess of Other Assets — (3.4)%		(137,305,930)
Net Assets — 100.0%		$4,057,320,634

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$144,451,226	$43,232,583 (a)	$—	$(25,912)	$(18,590)	$187,639,307	187,583,032	$416,591 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,590,000	—	(4,430,000)(a)	—	—	14,160,000	14,160,000	290,808	—
				$(25,912)	$(18,590)	$201,799,307		$707,399	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,992,827,257	$—	$3,992,827,257
Short-Term Securities
Money Market Funds	201,799,307	—	—	201,799,307
	$201,799,307	$3,992,827,257	$—	$4,194,626,564